Ordinary share (Details) - shares	Dec. 31, 2025	Dec. 31, 2024	Mar. 03, 2021	Oct. 08, 2019
Ordinary share
Common stock, issued	7,902,332	7,899,832	2,061,900	1,030,950
Less: shares under treasury stock	(455,320)	(183,533)
Total	7,447,012	7,716,299